Financial instruments per category - Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Share price decrease 30%	$ 303,849	$ 284,266
Share price increase 30%	346,372	357,969
Volatility decrease 10 percentage points	319,311	313,437
Volatility increase 10 percentage points	329,108	333,614
Risk-free interest rate decrease 1 percentage point	323,810	321,889
Risk-free interest rate increase 1 percentage point	324,954	325,089
Market interest rate decrease 1 percentage point	333,154	332,199
Market interest rate increase 1 percentage point	$ 315,973	$ 315,256